Financial Assets Available for Sale (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt securities [Abstract]:
German government		€ 8,131
U.S. Treasury and U.S. government agencies		8,092
U.S. local (municipal) governments		2,436
Other foreign governments		19,275
Corporates		6,775
Other asset-backed securities		1
Mortgage-backed securities, including obligations of U.S. federal agencies		11
Other debt securities		359
Total debt securities		45,081
Equity securities:
Equity shares		897
Investment certificates and mutual funds		97
Total equity securities		994
Other equity interests		636
Loans		2,685
Total financial assets available for sale		€ 49,397